RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS (Schedule Of Assumptions For Monoclonal Antibody Product) (Details) (Derivative Financial Instruments, Liabilities [Member], Derivative Arrangement Two [Member])
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Financial Instruments, Liabilities [Member] | Derivative Arrangement Two [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk-free interest rate	0.28%	0.28%
Expected volatility	47.46%	61.73%
Expected life	2 years 3 months	2 years 3 months
Expected dividend yield	0.00%	0.00%